Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 0.4%
RTX Corp.	22,809	$ 2,005,595

Automobiles - 3.5%
Rivian Automotive, Inc., Class A (A) (B)	23,430	647,605
Tesla, Inc. (B)	61,142	16,351,205

		16,998,810

Beverages - 1.2%
Brown-Forman Corp., Class B	19,584	1,382,631
Constellation Brands, Inc., Class A	8,039	2,193,039
Monster Beverage Corp. (B)	42,541	2,445,682

		6,021,352

Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (B)	1,651	322,605
Intellia Therapeutics, Inc. (B)	18,873	798,894
Moderna, Inc. (B)	2,110	248,263
ProKidney Corp. (B)	76,909	985,973
Roivant Sciences Ltd. (B)	98,378	1,178,569
Vertex Pharmaceuticals, Inc. (B)	8,437	2,972,693

		6,506,997

Broadline Retail - 4.9%
Amazon.com, Inc. (B)	86,781	11,600,884
Coupang, Inc. (B)	222,038	4,029,990
Global-e Online Ltd. (B)	85,769	3,863,893
MercadoLibre, Inc. (B)	3,203	3,965,474

		23,460,241

Building Products - 0.3%
Builders FirstSource, Inc. (B)	10,050	1,451,522

Capital Markets - 1.3%
Ares Management Corp., Class A	16,873	1,674,139
Coinbase Global, Inc., Class A (B)	11,398	1,123,957
Morgan Stanley	15,379	1,408,101
S&P Global, Inc.	5,252	2,071,967

		6,278,164

Chemicals - 1.1%
Albemarle Corp.	4,973	1,055,669
Ginkgo Bioworks Holdings, Inc. (B)	533,610	1,339,361
Sherwin-Williams Co.	9,706	2,683,709

		5,078,739

Consumer Finance - 0.4%
American Express Co.	10,519	1,776,449

Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp., Class A	28,712	2,535,557
CDW Corp.	13,533	2,531,618
Jabil, Inc.	24,499	2,711,304

		7,778,479

Entertainment - 2.4%
ROBLOX Corp., Class A (B)	292,997	11,500,132

Financial Services - 5.3%
Adyen NV (B) (C)	4,832	8,977,545
Affirm Holdings, Inc. (B)	199,730	3,872,765
Block, Inc. (B)	50,870	4,096,561

	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
FleetCor Technologies, Inc. (B)	6,127	$ 1,525,072
Mastercard, Inc., Class A	18,693	7,370,276

		25,842,219

Ground Transportation - 5.2%
Grab Holdings Ltd., Class A (B)	1,022,961	3,917,941
Uber Technologies, Inc. (B)	426,238	21,081,731

		24,999,672

Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (B)	25,882	1,341,982
Dexcom, Inc. (B)	14,594	1,817,829
Edwards Lifesciences Corp. (B)	20,580	1,689,000

		4,848,811

Health Care Providers & Services - 2.9%
agilon health, Inc. (A) (B)	425,086	8,140,397
UnitedHealth Group, Inc.	11,933	6,042,513

		14,182,910

Health Care Technology - 1.0%
Doximity, Inc., Class A (B)	71,101	2,540,438
Veeva Systems, Inc., Class A (B)	11,058	2,258,265

		4,798,703

Hotels, Restaurants & Leisure - 6.6%
Airbnb, Inc., Class A (B)	93,515	14,232,048
Chipotle Mexican Grill, Inc. (B)	1,639	3,216,177
DoorDash, Inc., Class A (B)	157,602	14,308,685

		31,756,910

Industrial REITs - 0.1%
Prologis, Inc.	2,407	300,273

Insurance - 0.4%
Arch Capital Group Ltd. (B)	25,067	1,947,455

Interactive Media & Services - 5.1%
Alphabet, Inc., Class A (B)	91,643	12,162,859
Meta Platforms, Inc., Class A (B)	34,033	10,842,914
ZoomInfo Technologies, Inc. (B)	73,135	1,870,062

		24,875,835

IT Services - 10.6%
Cloudflare, Inc., Class A (B)	240,321	16,526,875
GoDaddy, Inc., Class A (B)	18,113	1,396,331
Shopify, Inc., Class A (B)	270,366	18,271,335
Snowflake, Inc., Class A (B)	85,482	15,191,006

		51,385,547

Leisure Products - 0.3%
Peloton Interactive, Inc., Class A (B)	168,574	1,636,854

Life Sciences Tools & Services - 1.7%
10X Genomics, Inc., Class A (B)	41,132	2,590,493
Illumina, Inc. (B)	16,807	3,229,465
Thermo Fisher Scientific, Inc.	4,086	2,241,825

		8,061,783

Machinery - 1.8%
Deere & Co.	8,269	3,552,362
Ingersoll Rand, Inc.	33,389	2,179,300
Nordson Corp.	10,927	2,749,343

		8,481,005

Transamerica Funds	Page 1

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 3.8%
Trade Desk, Inc., Class A (B)	203,077	$ 18,532,807

Oil, Gas & Consumable Fuels - 0.3%
Pioneer Natural Resources Co.	6,920	1,561,636

Personal Care Products - 0.6%
Estee Lauder Cos., Inc., Class A	15,305	2,754,900

Pharmaceuticals - 3.7%
Eli Lilly & Co.	12,755	5,797,785
Merck & Co., Inc.	17,754	1,893,464
Royalty Pharma PLC, Class A	322,560	10,121,933

		17,813,182

Professional Services - 0.4%
Paycom Software, Inc. (B)	5,308	1,957,378

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (B)	16,331	1,868,266
Broadcom, Inc.	6,110	5,490,752
KLA Corp.	6,076	3,122,760
NVIDIA Corp.	24,833	11,604,213
Texas Instruments, Inc.	15,328	2,759,040

		24,845,031

Software - 13.5%
Aurora Innovation, Inc. (A) (B)	773,058	2,535,630
Bills Holdings, Inc. (B)	96,020	12,035,147
Cadence Design Systems, Inc. (B)	9,038	2,114,982
Gitlab, Inc., Class A (B)	79,677	3,954,370
HubSpot, Inc. (B)	2,299	1,334,684
Microsoft Corp.	70,485	23,677,321
Palo Alto Networks, Inc. (B)	12,148	3,036,514
Procore Technologies, Inc. (B)	35,468	2,690,248
Salesforce, Inc. (B)	12,919	2,906,904
Samsara, Inc., Class A (B)	116,220	3,247,187
ServiceNow, Inc. (B)	7,177	4,184,191
Workday, Inc., Class A (B)	14,429	3,421,549

		65,138,727

Specialty Retail - 2.6%
Carvana Co. (B)	156,639	7,197,562
TJX Cos., Inc.	33,951	2,937,780
Wayfair, Inc., Class A (B)	29,386	2,288,288

		12,423,630

Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	127,566	25,060,341

Textiles, Apparel & Luxury Goods - 1.4%
Lululemon Athletica, Inc. (B)	8,170	3,092,590
NIKE, Inc., Class B	33,611	3,710,318

		6,802,908

Total Common Stocks (Cost $343,098,129)		468,864,997

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (D)	2,705,703	$ 2,705,703

Total Other Investment Company (Cost $2,705,703)		2,705,703

Total Investments Excluding Options Purchased (Cost $345,803,832)		471,570,700
Total Options Purchased - 0.1% (Cost $762,818)		303,883

Total Investments (Cost $346,566,650)		471,874,583
Net Other Assets (Liabilities) - 2.3%		11,282,155

Net Assets - 100.0%		$ 483,156,738

Transamerica Funds	Page 2

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - USD vs. CNH	JPM	USD	7.43	01/17/2024	USD	42,477,614	$199,956	$121,231
Call - USD vs. CNH	SCB	USD	7.57	05/24/2024	USD	50,909,861	215,400	181,545
Put - USD vs. CNH	SCB	USD	7.57	08/23/2023	USD	77,375,466	345,404	1,083
Put - USD vs. CNH	GSI	USD	7.87	10/09/2023	USD	427,514	2,058	24

Total							$762,818	$303,883

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$459,887,452	$8,977,545	$—	$468,864,997
Other Investment Company	2,705,703	—	—	2,705,703
Over-the-Counter Foreign Exchange Options Purchased	—	303,883	—	303,883

Total Investments	$462,593,155	$9,281,428	$—	$471,874,583

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,204,346, collateralized by cash collateral of $2,705,703 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,746,332. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of the 144A security is $8,977,545, representing 1.9% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at July 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 3

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Large Growth (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 4

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5